Contingent Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payment

Total
As at December 31, 2021	—
Initial Recognition	600
Liabilities Settled or Payable	(92)
Re-measurement (1)	(89)
As at December 31, 2022	419
Less: Current Portion	263
Long-Term Portion	156
(1)     The variable payment is carried at fair value. Changes in fair value are recorded in net earnings (loss).

	2022	2021
Contingent Payment, Beginning of Year	236	63
Re-measurement (1)	251	575
Liabilities Settled	(487)	(402)
Contingent Payment, End of Year	—	236
(1)     The contingent payment was carried at fair value. Changes in fair value were recorded in net earnings (loss).